SCHEDULE OF CHANGES IN THE FAIR VALUE OF WARRANT’S LIABILITY (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Warrants liability	$ 331
Warrants liability	435	$ 331
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrants liability	331
Initial recognition		306
Changes in fair value	104	25
Warrants liability	$ 435	$ 331